Retirement Benefit Plans	12 Months Ended
Dec. 31, 2017
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Retirement Benefit Plans

28. RETIREMENT BENEFIT PLANS

The amounts recognised in the balance sheet were as follows:

		Group
		2017 £m	2016 £m
Assets/(liabilities)
Funded defined benefit pension scheme – surplus		449	398
Funded defined benefit pension scheme – deficit		(245)	(223)
Unfunded defined benefit pension scheme		(41)	(39)
Total net assets		163	136
Remeasurement (gains)/losses recognised in other comprehensive income during the year were as follows:
	Group
	2017 £m	2016 £m	2015 £m
Pension remeasurement	103	528	(319)

a) Defined contribution pension plans

The Santander UK group operates a number of defined contribution pension plans. The assets of the defined contribution pension plans are held and administered separately from those of the Santander UK group. In December 2017 the group ceased to contribute to the Santander Retirement Plan, an occupational defined contribution plan, and future contributions are paid into a defined contribution Master Trust, LifeSight. This Master Trust is the plan into which eligible employees are enrolled automatically. The assets of the Santander Retirement Plan and the Master Trust are held in separate trustee-administered funds.

An expense of £54m (2016: £52m, 2015: £50m) was recognised for defined contribution plans in the year, and is included in staff costs classified within operating expenses (see Note 6). None of this amount was recognised in respect of key management personnel for the years ended 31 December 2017, 2016 and 2015.

b) Defined benefit pension schemes

The Santander UK group operates a number of defined benefit pension schemes. The main pension scheme is the Santander (UK) Group Pension Scheme (“the Scheme”). It comprises seven legally segregated sections under the terms of a merger of former schemes operated by Santander UK plc agreed in 2012. The Scheme covers 17% (2016: 18%) of the Santander UK group’s employees, and is a closed funded defined benefit scheme. Under the projected unit method, the current service cost when expressed as a percentage of pensionable salaries will gradually increase over time.

The corporate trustee of the Santander (UK) Group Pension Scheme is Santander (UK) Group Pension Scheme Trustees Limited (the Trustee), a private limited company incorporated in 1996 and a wholly-owned subsidiary of Santander UK plc. The principal duty of the Trustee is to act in the best interests of the members of the Scheme. The Trustee board comprises seven Directors selected by Santander UK plc, plus seven member-nominated Directors selected from eligible members who apply for the role.

Formal actuarial valuations of the assets and liabilities of the defined benefit schemes are carried out on at least a triennial basis by independent professionally-qualified actuaries and valued for accounting purposes at each balance sheet date. The latest formal actuarial valuation for the Santander (UK) Group Pension Scheme at 31 March 2016 was finalised in March 2017. The next triennial funding valuation will be as at 31 March 2019.

The assets of the funded schemes including the Scheme are held independently of the Santander UK group’s assets in separate trustee administered funds. Investment strategy across the sections of the Scheme remains under regular review. Investment decisions are delegated by the Trustee to a common investment fund, managed by Santander (CF Trustee) Limited, a private limited company owned by five Trustee directors, three appointed by Santander UK plc and two by the Trustee. The Santander (CF Trustee) Limited directors’ principal duty, within the investment powers delegated to them, is to act in the best interest of the members of the Santander (UK) Group Pension Scheme. Ultimate responsibility for investment strategy rests with the Trustee of the Scheme who is required under the Pensions Act 2004 to prepare a statement of investment principles.

The Trustee has developed the following investment principles:

–	To maintain a portfolio of suitable assets of appropriate quality, suitability and liquidity which will generate income and capital growth to meet, together with new contributions from members and the employers, the cost of current and future benefits which the Scheme provides, as set out in the trust deed and rules
–	To limit the risk of the assets failing to meet the liabilities, over the long-term and on a shorter-term basis as required by prevailing legislation
–	To invest in a manner appropriate to the nature and duration of the expected future retirement benefit payments
–	To minimise the long-term cash costs of the Scheme to us by maximising the return on the assets whilst having regard to the objectives shown above.

The Santander UK group’s defined benefit pension schemes expose us to actuarial risks such as investment risk, interest rate risk, longevity risk, salary risk and inflation risk:

Investment risk	Scheme assets are invested in a diversified portfolio of debt securities, equities and other return-seeking assets. If the assets underperform the discount rate used to calculate the defined benefit obligation, it will reduce the surplus or increase the deficit. Volatility in asset values and the discount rate will lead to volatility in the net pension liability on the Santander UK group’s balance sheet and in other comprehensive income. To a lesser extent this will also lead to volatility in the pension expense in the Santander UK group’s income statement. The actual performance of assets will impact the amount the Santander UK group needs to contribute to the Scheme in the future.

Interest rate risk	The present value of the Scheme’s liability is calculated using a discount rate determined by reference to high quality corporate bond yields. A decrease in the bond yield will increase the present value of the Scheme’s liability; however this will be partially offset by an increase in the value of the Scheme’s debt investments.

Longevity risk	The present value of the Scheme’s liability is calculated by reference to the best estimate of the life expectancy of scheme participants both during and after their employment. An increase in life expectancy of the Scheme participants will increase the present value of the Scheme’s liability as benefits will be paid for longer.

Salary risk	The present value of the Scheme’s liability is calculated by reference to the future salaries of scheme participants. As such, an increase in the salary of the Scheme participants will increase the present value of the Scheme’s liability. This risk has been minimised by the introduction of a salary increase cap of 1% p.a. from 1 March 2015.

Inflation risk	An increase in inflation rate will increase the Scheme’s liability as benefits will increase more quickly, accompanied by an expected increase in the return on the Scheme’s investments.

The Santander UK group does not hold material insurance policies over the schemes, and has not entered into any significant transactions with the schemes.

The total amount charged to the Income Statement, including any amounts classified as redundancy costs was as follows:

	Group
	2017 £m	2016 £m	2015 £m
Net interest income	(5)	(18)	(4)
Current service cost	31	33	37
Past service cost	1	1	2
Administration costs	8	8	6
	35	24	41

The amounts recognised in other comprehensive income during the year were as follows:
	Group
	2017 £m	2016 £m	2015 £m
Return on plan assets (excluding amounts included in net interest expense)	(435)	(1,447)	164
Actuarial (gains)/losses arising from changes in demographic assumptions	(151)	30	(67)
Actuarial gains arising from experience adjustments	(11)	(80)	(202)
Actuarial losses/(gains) arising from changes in financial assumptions	700	2,025	(211)
Cumulative actuarial reserve acquired with subsidiary	–	–	(3)
Pension remeasurement	103	528	(319)

Movements in the present value of defined benefit obligations during the year were as follows:
		Group
		2017 £m	2016 £m
At 1 January		(11,082)	(9,004)
Current service cost paid by Santander UK plc		(30)	(23)
Current service cost paid by subsidiaries		(1)	(2)
Current service cost paid by fellow Banco Santander subsidiaries		(12)	(8)
Interest cost		(305)	(333)
Employer salary sacrifice contributions		(6)	(7)
Past service cost		(1)	(1)
Remeasurement:
– Actuarial movements arising from changes in demographic assumptions		151	(30)
– Actuarial movements arising from experience adjustments		11	80
– Actuarial movements arising from changes in financial assumptions		(700)	(2,025)
Benefits paid		392	271
At 31 December		(11,583)	(11,082)

Movements in the fair value of scheme assets during the year were as follows:
		Group
		2017 £m	2016 £m
At 1 January		11,218	9,450
Interest income		310	351
Contributions paid by employer and scheme members		171	236
Contributions paid by fellow Banco Santander subsidiaries		12	13
Administration costs paid		(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)		435	1,447
Benefits paid		(392)	(271)
At 31 December		11,746	11,218

The following tables provide information on the composition and fair value of the plan assets by category at 31 December 2017 and 2016.

	Group
	Quoted prices in active markets		Prices not quoted in active markets		Total
2017	£m	%	£m	%	£m	%
UK equities	187	1	–	–	187	1
Overseas equities	2,204	19	706	6	2,910	25
Corporate bonds	1,665	14	209	2	1,874	16
Government fixed interest bonds	255	2	–	–	255	2
Government index-linked bonds	3,506	30	–	–	3,506	30
Property	–	–	1,547	13	1,547	13
Cash	–	–	206	2	206	2
Other	–	–	1,261	11	1,261	11
	7,817	66	3,929	34	11,746	100

2016
UK equities	148	1	–	–	148	1
Overseas equities	2,064	19	597	5	2,661	24
Corporate bonds	1,778	16	162	1	1,940	17
Government fixed interest bonds	226	2	–	–	226	2
Government index-linked bonds	3,294	29	–	–	3,294	29
Property	–	–	1,361	12	1,361	12
Cash	–	–	197	2	197	2
Other	–	–	1,391	13	1,391	13
	7,510	67	3,708	33	11,218	100

Scheme assets are stated at fair value based upon quoted prices in active markets with the exception of property funds and those classified under ‘Other’. The ‘Other’ category consists of asset-backed securities, annuities, funds (including private equity funds) and derivatives that are used to protect against exchange rate, equity market, inflation and interest rate movements. The property funds were valued using market valuations prepared by an independent expert. Of the assets in the ‘Other’ category, investments in absolute return funds and foreign exchange, equity and interest rate derivatives were valued by investment managers by reference to market observable data. Private equity funds were valued by reference to their latest published accounts whilst the insured annuities were valued by scheme actuaries based on the liabilities insured.

The actual gains on scheme assets for the Santander UK group were £746m (2016: £1,798m, 2015: £177m).

The Santander UK group’s pension schemes did not directly hold any equity securities of the Company or any of its related parties at 31 December 2017 and 2016. The Santander UK group’s pension scheme assets do not include any property or other assets that are occupied or used by the Santander UK group.

The investment policy and performance of the Scheme is monitored regularly by Santander UK plc and the Santander (CF) Trustee to ensure that the risk and return profile of investments meets objectives. Any changes to the investment policy are agreed with the Trustee and documented in the Statement of Investment Policy for the Common Investment Fund.

The strategic asset allocation target is an asset mix based on up to 20% quoted equities, at least 50% debt instruments (including gilts, index–linked gilts, and corporate bonds) and up to 30% property and alternatives. A strategy is in place to manage interest rate and inflation risk relating to the liabilities. At 31 December 2017, the Scheme held interest rate swaps with a gross notional value of £2,116m (2016: £1,945m) and inflation swaps with a gross notional value of £1,030m (2016: £1,030m) for the purposes of liability matching. In addition the Scheme entered into an equity collar in 2017 which had a notional value of £2bn at 31 December 2017.

Funding

In March 2017 in compliance with the Pensions Act 2004, the Trustee and the Santander UK group agreed to a new recovery plan in respect of the Scheme and schedule of contributions following the finalisation of the 31 March 2016 actuarial valuation. The funding target for this actuarial valuation is for the Scheme to have sufficient assets to make payments to members in respect of the accrued benefits as and when they fall due. In accordance with the terms of the Trustee agreement in place at the time, the Santander UK group contributed £163m in 2017 (2016: £199m) to the Scheme, of which £123m (2016: £101m) was in respect of agreed deficit repair contributions. The agreed schedule of the Santander UK group’s remaining contributions to the Scheme comprises contributions of £119m each year from 1 April 2017 increasing by 5% to 31 March 2026 plus contributions of £28m per annum increasing at 5% from 1 April 2021 to 31 March 2023 followed by £66m per annum increasing at 5% per annum from 1 April 2023 to 31 March 2026. In addition the Santander UK group have agreed to pay further contingent contributions should investment performance be worse than expected, or should the funding position have fallen behind plan at the next formal actuarial valuation.

Actuarial assumptions

The principal actuarial assumptions used for the defined benefit schemes were as follows:

	Group
	2017%	2016%	2015%
To determine benefit obligations:
– Discount rate for scheme liabilities	2.5	2.8	3.7
– General price inflation	3.2	3.1	3.0
– General salary increase	1.0	1.0	1.0
– Expected rate of pension increase	2.9	2.9	2.8

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
– Males	27.4	27.8	27.7
– Females	30.1	30.3	30.2

Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	28.9	30.0	29.9
– Females	31.7	32.2	32.2

The rate used to discount the retirement benefit obligation is based on the annual yield at the balance sheet date of high quality corporate bonds on that date, adjusted to match the terms of the Scheme liabilities.

There are only a limited number of higher quality Sterling denominated corporate bonds, particularly those that are longer dated. Therefore, in order to set a suitable discount rate, we need to construct a corporate bond yield curve. We consider a number of different data sources and methods of projecting forward the corporate bond curve. When considering the different models, we project forward the expected cash flows of the Scheme and adopt a single equivalent cash flow weighted discount rate, subject to management judgement.

Consistent with our discount rate methodology, we set the inflation assumption using the expected cash flows of the Scheme, fitting them to an inflation curve to give a weighted average inflation assumption. We then deduct an inflation risk premium. During the year the methodology for determining the inflation risk premium was changed. A cap was introduced to better reflect management’s view of inflation expectations.

As part of the triennial actuarial valuations an independent analysis of the Santander (UK) Group Pension Scheme’s actual mortality experience was carried out. During the year, and following the March 2016 actuarial valuation review, the Continuous Mortality Investigation Table “S2 Light” was adopted (updated from the S1 Light tables used previously). To reflect experience, and including a margin for prudence, for the funding basis, the adjustment adopted was a loading for the probability of death of 104% for male members and 82% for female members. The mortality assumption for accounting purposes was also updated to be in line with the best estimate assumptions and is now assumed to follow 108% for males and 86% for females of the standard “S2 Light” All Pensioners tables, based on the experience of Self–Administered Pension Schemes (SAPS) and projected in line with CMI 2016 improvements to the measurement date.

Allowance is then made for expected future improvements to life expectancy based on the Continuous Mortality Investigation Table CMI 2016 with a long–term rate of future improvements to life expectancy of 1.25% for male and female members. This has been updated since 31 December 2016 when the CMI 2015 table was adopted with long–term rate of future improvements of 1.5% for male and 1.25% for female members. In addition to updating the mortality assumptions during the year, adjustments were also made to the allowance for commutation to reflect actual Scheme experience over the intervaluation period from 2013 to 2016.

The table above shows that a participant retiring at age 60 at 31 December 2017 is assumed to live for, on average, 27.4 years in the case of a male member and 30.1 years in the case of a female member (2016: 27.8 years male and 30.3 years female). In practice, there will be variation between individual members but these assumptions are expected to be appropriate across all participants. It is assumed that younger members will live longer in retirement than those retiring now. This reflects the expectation that mortality rates will continue to fall over time as medical science and standards of living improve. To illustrate the degree of improvement assumed the table also shows the life expectancy for members aged 40 now, when they retire in 20 years’ time at age 60.

At 31 December 2017 the change in the inflation rate methodology above had a negative impact of £125m, and the changes in the mortality and commutation assumptions had a positive impact of £150m, on the accounting surplus of £163m (2016: surplus of £136m).

Actuarial assumption sensitivities

The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		Increase/(decrease)
		2017 £m	2016 £m
Discount rate	Change in pension obligation at year-end from a 25 bps increase	(550)	(593)
	Change in pension cost for the year from a 25 bps increase	(19)	(21)

General price inflation	Change in pension obligation at year-end from a 25 bps increase	365	405
	Change in pension cost for the year from a 25 bps increase	12	13

General salary increase	Change in pension obligation at year-end from a 25 bps increase	n/a	n/a

Mortality	Change in pension obligation at year-end from each additional year of longevity assumed	367	369

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated. Furthermore, in presenting the above sensitivity analyses, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognised in the balance sheet. There was no change in the methods and assumptions used in preparing the sensitivity analyses from prior years.

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2018	252
2019	253
2020	270
2021	290
2022	313
Five years ending 2027	1,836

The average duration of the defined benefit obligation at 31 December 2017 was 20.1 years (2016: 21.0 years) and comprised:

	2017 years	2016 years
Active members	26.5	26.8
Deferred members	24.4	25.7
Retired members	13.9	14.6

Maturity profile of undiscounted benefit payments (unaudited)

The maturity profile of the estimated undiscounted benefit payments expected to be paid from the Scheme over its life at 31 December 2017 was: